BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Beginning balance	$ 193,026	$ 0
Additions	87,627	445,616
Settlements	151,440	(59,831)
Change in fair value	(369,573)	(192,759)
Ending balance	$ 62,520	$ 193,026